Shareholders’ equity (deficiency) - Narrative (Details)				12 Months Ended
	Aug. 30, 2021 $ / shares	Aug. 05, 2021 shares	Jun. 17, 2019 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) vote $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 shareholder shares	Dec. 31, 2019 shareholder shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares
Class of Stock [Line Items]
Reverse stock split, conversion ratio	0.9595
Common stock, shares authorized (in shares)									3,454,112,863		3,454,112,863
Common stock par value per share (in NIS per share) | (per share)	$ 10							₪ 0.00001		₪ 0.00001
Number of votes per share | vote				1
Issuance of redeemable convertible preferred shares (in shares)			39,779,261
Temporary equity issued during period, price per share (in USD per share) | $ / shares			$ 2.765
Stock issued during period, value of new issues | $			$ 101,205,000
Proceeds from issuance of redeemable convertible preferred stock | $			110,000,000
Employee compensation paid after the issuance of redeemable convertible preferred shares | $			$ 4,034,000
Treasury stock, shares acquired (in shares)						41,776	295,000
Number of shareholders | shareholder						1	2
Shares, options and RSUs outstanding (in shares)									26,849,012
Grants in period, weighted average grant date fair value (in USD per share) | $ / shares				$ 2.86	$ 5.04
Options, intrinsic value of exercises in period | $				$ 12,116,000	$ 8,547,000
Options outstanding (in shares)									20,457,660		25,487,897
Share-based payment arrangement, cost not yet recognized | $									$ 37,562,000
Expected period for recognition				3 years 10 days
The 2021 Plan
Class of Stock [Line Items]
Share-based compensation arrangement, shares authorized (in shares)		28,075,309
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Grants in period, Weighted average grant date fair value (in USD per share) | $ / shares				$ 6.02	$ 8.27
Equity instruments other than options, vested in period, fair value | $				$ 3,025,000	$ 927,000
Options, in-the-money
Class of Stock [Line Items]
Options outstanding (in shares)									18,121,448		25,440,041
Options, out-of-the-money
Class of Stock [Line Items]
Options outstanding (in shares)									2,336,212		70,678
Options outstanding, aggregate intrinsic value | $									$ 0		$ 0
Employee Stock
Class of Stock [Line Items]
Share-based compensation arrangement, number of additional shares authorized (in shares)		1,871,687
Share-based compensation arrangement, annual allowable percent increase in number of shares authorized		1.00%
Cellebrite DI Ltd | IGP Saferworld Limited Partnership
Class of Stock [Line Items]
Temporary equity, common and preferred share equivalent ownership percentage			24.40%